Expense Example, No Redemption - PIMCO Low Duration Credit Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	328	545	781	1,456	181	560	964	2,095